Subsequent Events	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Text Block]
NOTE 8 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 12, 2021, the Company consummated the IPO of 5,000,000 units, which were sold at an offering price of $10.00 per unit, generating gross proceeds of $50,000,000. The Company granted the underwriters a
45-day
option to purchase up to 750,000 additional Units to cover over-allotments. Simultaneously with the closing of the IPO, the Company consummated the private placement with Mountain Crest Capital LLC and Chardan Capital Markets, LLC of 185,000 units, generating total proceeds of $1,850,000.
Transaction costs associated with the underwriters’ full exercise of their over-allotment option amounted to $375,000, consisting of $150,000 in cash underwriting fees and $225,000 of deferred underwriting fees. A total of $7,500,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $57,500,000.
As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 187,500 Founder Shares are no longer subject to forfeiture.

NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
On October 28, 2021, the Company consummated the previously announced merger pursuant to the Merger Agreement. (See Note 10)

BETTER THERAPEUTICS OPCO [Member]
Subsequent Events [Text Block]
16.	Subsequent Events
In January 2021, the Company issued $4,700 in SAFEs to a significant shareholder.
In March 2021, Andy Armanino, the former chief executive officer of Armanino LLP and close relative to the current chief executive officer of Armanino LLP joined the company’s board of directors. The company uses Armanino LLP for tax, valuation and outsourced accounting services. During the year ended December 31, 2020 and 2019, the company incurred $62 and $191, respectively, in fees related to these services.
In March 2021, the Company signed a
non-binding
letter of intent to be acquired by Mountain Crest Acquisition Corp. II, a special purpose acquisition company. The Company and Mountain Crest Acquisition Corp. II are engaged in due diligence and there can be no guarantee the acquisition will be consummated.